Assets and Liabilities - Summary of Depreciation Expense Within Operating Loss (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation, property, plant and equipment	kr 1,371	kr 1,033	kr 654
Research and Development Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation, property, plant and equipment	887	544	580
General And Administrative Expenses Member
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation, property, plant and equipment	kr 484	kr 489	kr 74